UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21158

Nuveen North Carolina Dividend Advantage Municipal Fund 3
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         2/29/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen North Carolina Dividend Advantage Municipal Fund 3 (NII)
	February 29, 2012

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 3.3% (2.1% of Total Investments)
$ 2,000	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	Baa3	$ 1,974,800
	Series 2002, 5.500%, 5/15/39
	Education and Civic Organizations – 3.4% (2.1% of Total Investments)
30	Appalachian State University, North Carolina, Revenue Bonds, Series 2005, 5.250%, 7/15/17 –	No Opt. Call	Aa3	36,222
	NPFG Insured
750	Fayetteville State University, North Carolina, Limited Obligation Revenue Bonds, Student	4/21 at 100.00	AA–	797,543
	Housing Project, Series 2011, 5.000%, 4/01/43 – AGM Insured
200	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Johnson and Wales	4/13 at 100.00	N/R	201,562
	University, Series 2003A, 5.000%, 4/01/33 – SYNCORA GTY Insured
440	University of North Carolina System, Pooled Revenue Refunding Bonds, Series 2002A, 5.000%,	No Opt. Call	A+	448,312
	4/01/27 – AMBAC Insured
500	University of North Carolina Wilmington, Certificates of Participation, Student Housing	6/16 at 100.00	A–	546,675
	Project Revenue Bonds, Series 2006, 5.000%, 6/01/21 – FGIC Insured
1,920	Total Education and Civic Organizations			2,030,314
	Health Care – 25.9% (16.5% of Total Investments)
	Albemarle Hospital Authority, North Carolina, Health Care Facilities Revenue Bonds,
	Series 2007:
695	5.250%, 10/01/27	10/17 at 100.00	N/R	654,725
70	5.250%, 10/01/38	10/17 at 100.00	N/R	62,132
1,200	Charlotte-Mecklenberg Hospital Authority, North Carolina, Carolinas HealthCare System Revenue	1/18 at 100.00	AA–	1,251,396
	Bonds, Series 2008A, 5.000%, 1/15/47
500	Charlotte-Mecklenberg Hospital Authority, North Carolina, Health Care Refunding Revenue Bonds,	1/19 at 100.00	AA–	542,395
	Carolinas HealthCare System, Series 2009A, 5.250%, 1/15/39
1,000	Charlotte-Mecklenberg Hospital Authority, North Carolina, Health Care Revenue Bonds, Carolinas	1/21 at 100.00	AA–	1,101,620
	HealthCare System, Series 2011A, 5.250%, 1/15/42
580	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds,	7/12 at 100.00	AA–	580,650
	Carolinas Healthcare System, Series 2001A, 5.000%, 1/15/31
520	Johnston Memorial Hospital Authority, North Carolina, Mortgage Revenue Bonds, Johnston	4/18 at 100.00	AA–	564,008
	Memorial Hospital Project, Series 2008A, 5.250%, 10/01/36 – AGM Insured
180	New Hanover County, North Carolina, Hospital Revenue Bonds, New Hanover Regional Medical	10/19 at 100.00	AA–	196,272
	Center, Series 2006B, 5.125%, 10/01/31 – AGM Insured
	North Carolina Medical Care Commission Health Care Facilities Revenue Bonds Novant Health
	Inc., Series 2010A:
2,000	5.250%, 11/01/40	11/20 at 100.00	A+	2,125,040
500	5.000%, 11/01/43	11/20 at 100.00	A+	519,030
1,000	North Carolina Medical Care Commission, Health Care Facilities Refunding Revenue Bonds, Blue	1/20 at 100.00	A	1,015,810
	Ridge HealthCare, Series 2010A, 5.000%, 1/01/36
1,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Appalachian	7/21 at 100.00	BBB+	1,148,180
	Regional HealthCare System, Series 2011A, 6.500%, 7/01/31
1,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Cleveland County	1/21 at 100.00	A	1,091,410
	Healthcare System, Refunding Series 2011A, 5.750%, 1/01/35
545	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, WakeMed, Series	10/14 at 100.00	AA–	567,710
	2009A, 5.625%, 10/01/38 – AGC Insured
2,000	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Novant Health	11/13 at 100.00	A+	2,121,220
	Obligated Group, Series 2003A, 5.000%, 11/01/18
1,000	North Carolina Medical Care Commission, Hospital Revenue Bonds, Wilson Medical Center, Series	11/17 at 100.00	A–	1,046,890
	2007, 5.000%, 11/01/27
400	North Carolina Medical Care Commission, Revenue Bonds, Blue Ridge Healthcare System, Series	1/15 at 100.00	A	404,240
	2005, 5.000%, 1/01/33 – FGIC Insured
150	Northern Hospital District of Surry County, North Carolina, Health Care Facilities Revenue	4/18 at 100.00	BBB	159,852
	Bonds, Series 2008, 6.250%, 10/01/38
500	Onslow County Hospital Authority, North Carolina, FHA Insured Mortgage Revenue Bonds, Onslow	10/16 at 100.00	BBB	523,210
	Memorial Hospital Project, Series 2006, 5.000%, 4/01/31 – NPFG Insured
14,840	Total Health Care			15,675,790
	Housing/Multifamily – 1.8% (1.1% of Total Investments)
1,000	Mecklenburg County, North Carolina, FNMA Multifamily Housing Revenue Bonds, Little Rock	7/13 at 105.00	AA+	1,063,850
	Apartments, Series 2003, 5.150%, 1/01/22 (Alternative Minimum Tax)
	Housing/Single Family – 3.3% (2.1% of Total Investments)
450	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 2007-29A, 4.800%,	1/17 at 100.00	AA	456,665
	7/01/33 (Alternative Minimum Tax)
1,000	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 2011-1,	1/21 at 100.00	AA	1,052,090
	4.500%, 1/01/28
495	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 25-A, 4.900%,	7/16 at 100.00	AA	501,821
	7/01/37 (Alternative Minimum Tax)
1,945	Total Housing/Single Family			2,010,576
	Long-Term Care – 1.7% (1.1% of Total Investments)
	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Presbyterian
	Homes, Series 2006:
250	5.400%, 10/01/27	10/16 at 100.00	N/R	250,893
600	5.500%, 10/01/31	10/16 at 100.00	N/R	600,930
190	North Carolina Medical Care Commission, Revenue Bonds, Pines at Davidson, Series 2006A,	1/16 at 100.00	N/R	191,009
	5.000%, 1/01/36
1,040	Total Long-Term Care			1,042,832
	Materials – 0.3% (0.2% of Total Investments)
200	Columbus County Industrial Facilities and Pollution Control Financing Authority, North	3/17 at 100.00	BBB	200,398
	Carolina, Environmental Improvement Revenue Bonds, International Paper Company Project,
	Series 2007A, 4.625%, 3/01/27
	Tax Obligation/General – 1.5% (1.0% of Total Investments)
300	North Carolina State, General Obligation Bonds, Series 2004A, 5.000%, 3/01/22	3/14 at 100.00	AAA	324,924
550	Wake County, North Carolina, Limited Obligation Bonds, Series 2010, 5.000%, 1/01/37	1/20 at 100.00	AA+	613,091
850	Total Tax Obligation/General			938,015
	Tax Obligation/Limited – 23.9% (15.3% of Total Investments)
2,750	Charlotte, North Carolina, Certificates of Participation, Governmental Facilities Projects,	6/13 at 100.00	AA+	2,811,518
	Series 2003G, 5.000%, 6/01/33
575	Charlotte, North Carolina, Certificates of Participation, Transit Projects Phase 2, Series	6/18 at 100.00	AA+	622,547
	2008A, 5.000%, 6/01/33
800	Craven County, North Carolina, Certificates of Participation, Series 2007, 5.000%, 6/01/27 –	6/17 at 100.00	AA–	874,656
	NPFG Insured
265	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.125%, 1/01/42	1/22 at 100.00	A	287,803
200	Harnett County, North Carolina, Certificates of Participation, Series 2009, 5.000%, 6/01/28 –	6/19 at 100.00	AA–	221,564
	AGC Insured
500	Lee County, North Carolina, Certificates of Participation, Public Schools and Community	4/14 at 100.00	AA–	532,970
	College, Series 2004, 5.250%, 4/01/20 – AGM Insured
200	Mecklenburg County, North Carolina, Certificates of Participation, Series 2009A,	No Opt. Call	AA+	224,752
	5.000%, 2/01/27
1,500	North Carolina Turnpike Authority, Monroe Connector System State Appropriation Bonds, Series	7/21 at 100.00	AA	1,686,120
	2011, 5.000%, 7/01/41
2,625	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2010A,	No Opt. Call	A+	735,735
	0.000%, 8/01/35
565	Raleigh, North Carolina, Certificates of Participation, Series 2007, 5.000%, 2/01/27	2/17 at 100.00	AA+	619,155
565	Rutherford County, North Carolina, Certificates of Participation, Series 2002, 5.000%, 9/01/21 –	9/12 at 101.00	A1	578,780
	AMBAC Insured
1,000	Rutherford County, North Carolina, Certificates of Participation, Series 2007, 5.000%,	12/17 at 100.00	AA–	1,102,510
	12/01/27 – AGM Insured
1,200	Sampson County, North Carolina, Certificates of Participation, Series 2006, 5.000%, 6/01/34 –	6/17 at 100.00	AA–	1,270,584
	AGM Insured (UB)
1,785	Union County, North Carolina, Certificates of Participation, Series 2003, 5.000%, 6/01/20 –	6/13 at 101.00	Aa2	1,895,938
	AMBAC Insured
500	Wilmington, North Carolina, Certificates of Participation, Series 2008A, 5.000%, 6/01/29	6/18 at 100.00	AA	553,470
400	Wilson County, North Carolina, Certificates of Participation, School Facilities Project,	4/17 at 100.00	Aa3	435,316
	Series 2007, 5.000%, 4/01/25 – AMBAC Insured
15,430	Total Tax Obligation/Limited			14,453,418
	Transportation – 10.5% (6.7% of Total Investments)
500	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International Refunding	7/20 at 100.00	Aa3	545,310
	Series 2010A, 5.000%, 7/01/39
700	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International, Series	No Opt. Call	Aa3	739,809
	2010B, 5.000%, 7/01/36 (Alternative Minimum Tax)
660	North Carolina State Ports Authority, Port Facilities Revenue Bonds, Senior Lien Series 2010A,	2/20 at 100.00	A3	717,110
	5.250%, 2/01/40
	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Series 2009A:
810	5.500%, 1/01/29 – AGC Insured	1/19 at 100.00	AA–	915,349
1,155	5.750%, 1/01/39 – AGC Insured	1/19 at 100.00	AA–	1,294,998
	North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Revenue Bonds,
	Series 2009B:
2,295	0.000%, 1/01/35 – AGC Insured	No Opt. Call	AA–	779,566
140	0.000%, 1/01/37 – AGC Insured	No Opt. Call	AA–	42,743
300	0.000%, 1/01/38 – AGC Insured	No Opt. Call	AA–	86,661
1,100	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Refunding Series	No Opt. Call	Aa3	1,215,929
	2010A, 5.000%, 5/01/36
7,660	Total Transportation			6,337,475
	U.S. Guaranteed – 28.2% (18.1% of Total Investments) (4)
1,800	Catawba County, North Carolina, Certificates of Participation, Series 2004, 5.250%, 6/01/22	6/14 at 100.00	Aa2 (4)	2,000,214
	(Pre-refunded 6/01/14) – NPFG Insured
200	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds, DBA	1/15 at 100.00	AA+ (4)	226,482
	Carolinas Healthcare System, Series 2005A, 5.000%, 1/15/45 (Pre-refunded 1/15/15)
3,000	Dare County, North Carolina, Certificates of Participation, Series 2002, 5.000%, 6/01/23	12/12 at 100.00	AA– (4)	3,109,230
	(Pre-refunded 12/01/12) – AMBAC Insured
	Forsyth County, North Carolina, Certificates of Participation, Public Facilities and Equipment
	Project, Series 2002:
1,325	5.125%, 1/01/16 (Pre-refunded 1/01/13)	1/13 at 101.00	AA+ (4)	1,391,555
770	5.250%, 1/01/19 (Pre-refunded 1/01/13)	1/13 at 101.00	AA+ (4)	809,486
	Lincoln County, North Carolina, General Obligation Bonds, Series 2002A:
850	5.000%, 6/01/19 (Pre-refunded 6/01/12) – FGIC Insured	6/12 at 101.00	AA– (4)	869,108
900	5.000%, 6/01/20 (Pre-refunded 6/01/12) – FGIC Insured	6/12 at 101.00	AA– (4)	920,232
1,050	5.000%, 6/01/21 (Pre-refunded 6/01/12) – FGIC Insured	6/12 at 101.00	AA– (4)	1,073,604
1,600	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Duke University, Series	10/12 at 100.00	Aaa	1,646,976
	2002A, 5.125%, 7/01/42 (Pre-refunded 10/01/12)
500	North Carolina Medical Care Commission, Revenue Bonds, Northeast Medical Center, Series 2004,	11/14 at 100.00	Aa3 (4)	560,230
	5.000%, 11/01/24 (Pre-refunded 11/01/14)
1,000	North Carolina, Certificates of Participation, Repair and Renovation Project, Series 2004B,	6/14 at 100.00	AA+ (4)	1,105,620
	5.000%, 6/01/20 (Pre-refunded 6/01/14)
400	Raleigh, North Carolina, General Obligation Bonds, Series 2002, 5.000%, 6/01/21	6/12 at 100.00	AAA	404,992
	(Pre-refunded 6/01/12)
1,435	Rutherford County, North Carolina, Certificates of Participation, Series 2002, 5.000%, 9/01/21	9/12 at 101.00	A1 (4)	1,484,292
	(Pre-refunded 9/01/12) – AMBAC Insured
	University of North Carolina System, Pooled Revenue Refunding Bonds, Series 2002A:
265	5.000%, 4/01/27 (Pre-refunded 10/01/12) – AMBAC Insured	10/12 at 100.00	N/R (4)	272,505
610	5.000%, 4/01/27 (Pre-refunded 10/01/12) – AMBAC Insured	10/12 at 100.00	N/R (4)	627,464
585	5.000%, 4/01/27 (Pre-refunded 10/01/12) – AMBAC Insured	10/12 at 100.00	N/R (4)	601,678
16,290	Total U.S. Guaranteed			17,103,668
	Utilities – 13.9% (8.9% of Total Investments)
150	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2003F,	1/13 at 100.00	A–	155,616
	5.500%, 1/01/16
500	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2005,	1/16 at 100.00	A–	566,180
	5.250%, 1/01/20 – AMBAC Insured
1,400	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2009B,	1/19 at 100.00	A–	1,570,520
	5.000%, 1/01/26
	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds,
	Series 1993B:
1,210	5.500%, 1/01/17 – FGIC Insured	7/12 at 100.00	Baa1	1,214,453
95	6.000%, 1/01/22	No Opt. Call	A–	121,783
15	6.000%, 1/01/22 – FGIC Insured	No Opt. Call	Baa1	19,199
275	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series	1/19 at 100.00	A	302,957
	2009A, 5.000%, 1/01/30
2,665	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2003A, 5.250%,	1/13 at 100.00	A	2,770,934
	1/01/15 – AMBAC Insured
250	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2008A,	1/18 at 100.00	A	293,280
	5.250%, 1/01/20
1,400	Wake County Industrial Facilities and Pollution Control Financing Authority, North Carolina,	2/13 at 100.50	A1	1,419,502
	Revenue Refunding Bonds, Carolina Power and Light Company, Series 2002, 5.375%, 2/01/17
7,960	Total Utilities			8,434,424
	Water and Sewer – 38.7% (24.8% of Total Investments)
2,000	Brunswick County, North Carolina, Enterprise System Revenue Bonds, Series 2008A, 5.000%,	4/18 at 100.00	AA–	2,228,700
	4/01/31 – AGM Insured
425	Cape Fear Public Utility Authority, North Carolina, Water & Sewer System Revenue Bonds, Series	8/18 at 100.00	AA	496,651
	2008, 5.000%, 8/01/28
	Dare County, North Carolina, Utilities System Revenue Bonds, Series 2011:
1,320	5.000%, 2/01/36	2/21 at 100.00	AA	1,481,872
500	5.000%, 2/01/41	2/21 at 100.00	AA	555,620
300	Durham County, North Carolina, Enterprise System Revenue Bonds, Series 2002, 5.000%, 6/01/18 –	6/13 at 100.00	AA	315,480
	NPFG Insured
3,050	Durham, North Carolina, Utility System Revenue Bonds, Refunding Series 2011, 5.000%, 6/01/41	6/21 at 100.00	AAA	3,443,596
1,535	Mooresville, North Carolina, Enterprise System Revenue Bonds, Refunding Series 2012, 5.000%,	5/22 at 100.00	AA–	1,832,821
	5/01/28 (WI/DD, Settling 3/20/12)
600	Oak Island, North Carolina, Enterprise System Revenue Bonds, Series 2008A, 5.000%, 6/01/23 –	6/18 at 100.00	A2	665,064
	NPFG Insured
	Oak Island, North Carolina, Enterprise System Revenue Bonds, Series 2009A:
70	6.000%, 6/01/34 – AGC Insured	6/19 at 100.00	AA–	80,278
20	6.000%, 6/01/36 – AGC Insured	6/19 at 100.00	AA–	22,855
300	Oak Island, North Carolina, Enterprise System Revenue Bonds, Series 2011, 5.750%, 6/01/36 –	6/21 at 100.00	AA–	345,144
	AGC Insured
500	Onslow County, North Carolina, Combined Enterprise System Revenue Bonds, Series 2004B, 5.000%,	6/14 at 100.00	A+	539,935
	6/01/23 – SYNCORA GTY Insured
	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Series 2006A:
4,950	5.000%, 3/01/31 (UB)	3/16 at 100.00	AAA	5,532,071
3,000	5.000%, 3/01/36 (UB)	3/16 at 100.00	AAA	3,305,970
5	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Series 2006A, Residuals	No Opt. Call	AAA	6,529
	Series 11-R-645-2, 13.961%, 3/01/14 (IF)
2,375	Winston-Salem, North Carolina, Water and Sewer System Revenue Bonds, Series 2007A, 5.000%,	6/17 at 100.00	AAA	2,593,999
	6/01/37 (UB)
20,950	Total Water and Sewer			23,446,585
$ 92,085	Total Investments (cost $88,880,744) – 156.4%			94,712,145
	Floating Rate Obligations – (12.4)%			(7,480,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (47.4)% (5)			(28,725,000)
	Other Assets Less Liabilities – 3.4%			2,037,695
	Net Assets Applicable to Common Shares – 100%			$ 60,544,840

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of February 29, 2012:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$94,712,145	$—	$94,712,145

During the period ended February 29, 2012, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At February 29, 2012, the cost of investments was $81,387,851.

Gross unrealized appreciation and gross unrealized depreciation of investments at February 29, 2012, were as follows:

Gross unrealized:
Appreciation	$5,899,332
Depreciation	(55,136)
Net unrealized appreciation (depreciation) of investments	$5,844,196

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 30.3%.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen North Carolina Dividend Advantage Municipal Fund 3

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         April 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         April 27, 2012

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         April 27, 2012